Share Capital - Narrative (Details) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
	Jan. 01, 2024	Sep. 26, 2022 USD ($) shares	Mar. 06, 2024 shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Sep. 26, 2022 $ / shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				137,569,590	136,057,661	136,057,661
Number of shares outstanding (in shares)				137,569,590	136,057,661	136,057,661
Exercise of options (in shares)				528,241	194,999
Number of shares repurchased in the period (in shares)					845,901		1,274,701
Average price of shares repurchased in the period (CAD per share) | $ / shares						$ 5.01		$ 5.44
Payments to acquire or redeem entity's shares | $				$ 0	$ 3,093		$ 5,500
Increase in warrant liability | $				26,606	21,794	$ 21,794
Increase to retained deficit | $				215,438	226,857	$ 226,857
Decrease in gain on financial instruments | $				13,078	(13,369)
Net income (loss) | $				$ 11,419	$ (4,858)
Earnings (loss) per share - basic (in USD per share) | $ / shares				$ 0.08	$ (0.04)
Earnings (loss) per share - diluted (in USD per share) | $ / shares				$ 0.08	$ (0.25)
Cost of shares repurchased | $					$ 3,093
Maximum number of common shares reserved, limit				10.00%
Maximum number of common shares, limit issued common shares				5.00%
Settlement of DSU and PSU | $				$ 47	$ 0
Share price (in USD and CAD per share) | (per share)				$ 3.35	$ 2.51	$ 2.51			$ 4.43	$ 3.40	$ 3.19
Increase (decrease) due to corrections of prior period errors
Disclosure of classes of share capital [line items]
Increase in warrant liability | $					$ 5,500	$ 5,500
Increase to retained deficit | $					5,500	$ 5,500
Decrease in gain on financial instruments | $					5,500
Previously stated
Disclosure of classes of share capital [line items]
Net income (loss) | $					$ 600
Earnings (loss) per share - basic (in USD per share) | $ / shares					$ 0.01
Earnings (loss) per share - diluted (in USD per share) | $ / shares					$ (0.22)
Forecast
Disclosure of classes of share capital [line items]
Exercise of options (in shares)			88,287
Number of options expired (in shares)			508,190
Aris Gold
Disclosure of classes of share capital [line items]
Issuance of common shares (in shares)		38,420,690
Director Share Unit (DSU)
Disclosure of classes of share capital [line items]
Exercise of warrants (in shares)					879,368
Settlement of DSU and PSU | $		$ 2,300
Settlement of PSU and DSU (in shares)		879,368
Units, replacement DSUs for acquisition (in shares)					233,676
Number of other equity instruments granted in the period (in shares)				241,223	273,630
Director Share Unit (DSU) | Forecast
Disclosure of classes of share capital [line items]
Exercise of warrants (in shares)			108,219
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
Exercise of warrants (in shares)				30,325	570,046
Settlement of DSU and PSU | $		$ 1,200
Settlement of PSU and DSU (in shares)		436,197
Units, replacement DSUs for acquisition (in shares)					706,286
Award vesting period				3 years
Performance Share Units (PSU) | Forecast
Disclosure of classes of share capital [line items]
Exercise of warrants (in shares)			282,666
Award vesting period	3 years
Number of other equity instruments granted in the period (in shares)			915,319
Stock options
Disclosure of classes of share capital [line items]
Exercise of options (in shares)				528,241	194,999
Warrants
Disclosure of classes of share capital [line items]
Exercise of options (in shares)					287,099
Exercise of warrants (in shares)				983,688